Prospectus Supplement
John Hancock Funds II
Multimanager Lifestyle Portfolios
Supplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Multimanager Lifestyle Aggressive Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 1 (before tax)	17.76	10.85	7.52
after tax on distributions	15.84	7.95	4.88
after tax on distributions, with sale	11.39	8.03	5.24
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	22.37	12.45	9.15
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	19.42	11.57	8.57
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.
Multimanager Lifestyle Growth Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 1 (before tax)	16.19	9.57	6.72
after tax on distributions	14.19	6.76	4.14
after tax on distributions, with sale	10.35	6.95	4.57
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	19.46	10.61	7.97
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	17.45	10.19	7.71
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Balanced Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 1 (before tax)	13.87	7.92	5.71
after tax on distributions	11.99	5.33	3.32
after tax on distributions, with sale	8.66	5.58	3.75
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	16.75	8.84	6.93
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	14.68	8.19	6.55
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Moderate Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 1 (before tax)	11.51	6.12	4.53
after tax on distributions	9.64	3.86	2.39
after tax on distributions, with sale	7.04	4.12	2.82
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	5.53	1.10	1.81
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	13.04	6.12	5.09
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	12.11	6.22	5.20
1
The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Conservative Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 1 (before tax)	9.15	4.19	3.28
after tax on distributions	7.41	2.33	1.48
after tax on distributions, with sale	5.38	2.58	1.86
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	5.53	1.10	1.81
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	10.07	4.03	3.71
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	9.71	4.30	3.78
1
The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Multimanager Lifestyle Portfolios
Supplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Multimanager Lifestyle Growth Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 5 (before tax)	16.29	9.63	6.78
after tax on distributions	14.26	6.80	4.17
after tax on distributions, with sale	10.40	6.99	4.60
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	19.46	10.61	7.97
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	17.45	10.19	7.71
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Balanced Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 5 (before tax)	13.92	7.97	5.76
after tax on distributions	12.02	5.35	3.35
after tax on distributions, with sale	8.69	5.61	3.78
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	16.75	8.84	6.93
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	14.68	8.19	6.55
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Moderate Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class 5 (before tax)	11.49	6.16	4.59
after tax on distributions	9.60	3.87	2.42
after tax on distributions, with sale	7.03	4.14	2.85
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	5.53	1.10	1.81
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	13.04	6.12	5.09
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	12.11	6.22	5.20
1
The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Multimanager Lifestyle Portfolios
Supplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Multimanager Lifestyle Aggressive Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	12.05	9.43	6.64
after tax on distributions	10.63	6.95	4.42
after tax on distributions, with sale	8.21	7.19	4.85
Class C	15.52	9.68	6.37
Class I	17.74	10.80	7.31
Class R2	17.16	10.33	7.01
Class R4	17.54	10.62	7.26
Class R5	17.68	10.84	7.48
Class R6	17.84	10.90	7.57
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	22.37	12.45	9.15
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	19.42	11.57	8.57
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.
Multimanager Lifestyle Growth Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities
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market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	10.56	8.19	5.85
after tax on distributions	9.02	5.77	3.66
after tax on distributions, with sale	7.18	6.11	4.15
Class C	13.94	8.41	5.58
Class I	16.17	9.50	6.52
Class R2	15.71	9.09	6.23
Class R4	15.98	9.34	6.49
Class R5	16.23	9.57	6.70
Class R6	16.25	9.62	6.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	19.46	10.61	7.97
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	17.45	10.19	7.71
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Balanced Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	8.39	6.54	4.85
after tax on distributions	6.93	4.29	2.81
after tax on distributions, with sale	5.55	4.71	3.31
Class C	11.64	6.77	4.58
Class I	13.79	7.85	5.50

Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class R2	13.36	7.43	5.23
Class R4	13.64	7.68	5.48
Class R5	13.82	7.90	5.69
Class R6	13.83	7.95	5.75
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29	15.69	12.03
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	16.75	8.84	6.93
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	14.68	8.19	6.55
1
The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Multimanager Lifestyle Moderate Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	6.14	4.75	3.69
after tax on distributions	4.65	2.82	1.85
after tax on distributions, with sale	3.97	3.24	2.35
Class C	9.37	4.98	3.42
Class I	11.45	6.05	4.32
Class R2	11.06	5.65	4.06
Class R4	11.30	5.90	4.30
Class R5	11.49	6.09	4.50
Class R6	11.58	6.16	4.58
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	5.53	1.10	1.81
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	13.04	6.12	5.09
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	12.11	6.22	5.20
1
The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.

Multimanager Lifestyle Conservative Portfolio
Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	3.93	2.87	2.45
after tax on distributions	2.49	1.25	0.88
after tax on distributions, with sale	2.36	1.69	1.35
Class C	7.09	3.09	2.18
Class I	9.09	4.12	3.08
Class R2	8.70	3.73	2.81
Class R4	8.93	3.97	3.04
Class R5	9.24	4.17	3.26
Class R6	9.20	4.23	3.33
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]	5.53	1.10	1.81
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	10.07	4.03	3.71
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[2]	9.71	4.30	3.78
1
The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
2
Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.